Bonds, notes and other obligations - Summary of bonds, notes and other obligations (Detail)			12 Months Ended
	Apr. 30, 2020	Sep. 24, 2019 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount issued			S/ 12,940,167,000			S/ 17,730,023,000
Borrowings			7,778,751,000			6,890,290,000
Interest payable			144,089,000			120,643,000
Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	10.50%
Interest Payment	floating rate of 3-month Libor plus 674 basis points payable on a semi-annual basis
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued			S/ 1,596,861,000	$ 441,000,000		1,461,474,000	$ 441,000	$ 200,000,000
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued | $					$ 25,000,000
Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			6.625%	6.625%
Interest Payment			Semi-annually
Borrowings Maturity			2029
Borrowings			S/ 1,082,915,000			990,216,000
Local Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			S/ 944,965,000			974,324,000
Local Issuances [Member] | Subordinated Bonds First Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate, basis			3.5% + VAC
Interest Payment			Semi-annually
Borrowings Maturity			2023
Amount issued			S/ 110,000,000
Borrowings			S/ 91,000,000			91,000,000
Local Issuances [Member] | Subordinated Bonds First Program Fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Interest Payment			Semi-annually
Borrowings Maturity			2029
Borrowings			S/ 150,000,000			150,000,000
Local Issuances [Member] | Subordinated Bonds First Program Eighth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			6.91%	6.91%
Interest Payment			Semi-annually
Borrowings Maturity			2022
Amount issued			S/ 137,900,000
Borrowings			137,900,000			136,908,000
Local Issuances [Member] | Subordinated Bonds First Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			S/ 228,900,000			227,908,000
Local Issuances [Member] | Subordinated Bonds Second Program Second A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			5.81%	5.81%
Interest Payment			Semi-annually
Borrowings Maturity			2023
Amount issued			S/ 150,000,000
Borrowings			S/ 149,881,000			149,827,000
Local Issuances [Member] | Subordinated Bonds Second Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			7.50%	7.50%
Interest Payment			Semi-annually
Borrowings Maturity			2023
Amount issued | $				$ 50,000,000
Borrowings			S/ 180,819,000			165,426,000
Local Issuances [Member] | Subordinated Bonds Second Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			S/ 235,365,000			132,560,000
Local Issuances [Member] | Subordinated Bonds Third Program First - Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interseguro
Annual interest rate			6.00%	6.00%
Interest Payment			Semi-annually
Borrowings Maturity			2029
Amount issued | $				$ 20,000,000
Borrowings			S/ 72,420,000			66,280,000
Local Issuances [Member] | Subordinated Bonds Third Program Second Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interseguro
Annual interest rate			4.34%	4.34%
Interest Payment			Semi-annually
Borrowings Maturity			2029
Amount issued | $				$ 20,000,000
Borrowings			S/ 72,420,000			66,280,000
Local Issuances [Member] | Subordinated Bonds Third Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			S/ 330,700,000			315,253,000
Local Issuances [Member] | Corporate Bonds Second Program fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, basis			3.41% + VAC
Amount issued			S/ 150,000,000
Local Issuances [Member] | Negotiable Certificates Of Deposit First Program A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			4.28%	4.28%
Interest Payment			Annually
Borrowings Maturity			2020
Amount issued			S/ 150,000,000
Borrowings						148,603,000
Local Issuances [Member] | Senior Bonds First And Second Issuance [Member]
Disclosure of detailed information about borrowings [line items]
Interest Payment			Semi-annually
Local Issuances [Member] | Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interseguro
Annual interest rate			4.84%	4.84%
Borrowings Maturity			2030
Amount issued | $				$ 25,000,000
Borrowings			S/ 90,525,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, basis			the applicable interest rate will be a floating rate of 3-month Libor plus 576 basis points payable quarterly
Borrowings			S/ 6,689,697,000			5,795,323,000
International Issuances [Member] | Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			4.00%	4.00%
Interest Payment			Semi-annually
Borrowings Maturity			2030
Amount issued | $				$ 300,000,000
Borrowings			S/ 1,078,493,000
International Issuances [Member] | Junior Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			8.50%	8.50%
Interest Payment			Semi-annually
Borrowings Maturity			2070
Amount issued | $				$ 200,000,000
Borrowings						660,992,000
International Issuances [Member] | Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			IFS
Annual interest rate			4.125%	4.125%
Interest Payment			Semi-annually
Borrowings Maturity			2027
Amount issued | $				$ 300,000,000
Borrowings			S/ 1,065,482,000			969,794,000
International Issuances [Member] | Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			3.375%	3.375%
Interest Payment			Semi-annually
Borrowings Maturity			2023
Amount issued | $				$ 484,895,000
Borrowings			S/ 1,714,707,000	$ 484,895,000		1,549,877,000
International Issuances [Member] | Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate		5.00%	5.00%	5.00%
Interest Payment			Semi-annually
Borrowings Maturity		2026	2026
Amount issued		S/ 312,000,000	S/ 312,000,000
Borrowings			S/ 311,282,000			311,185,000
International Issuances [Member] | Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer			Interbank
Annual interest rate			3.25%	3.25%
Interest Payment			Semi-annually
Borrowings Maturity			2026
Amount issued | $				$ 400,000,000
Borrowings			S/ 1,436,818,000			1,313,259,000
International Issuances [Member] | Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued | $				$ 300,000,000
Local and International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			S/ 7,634,662,000			S/ 6,769,647,000